Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Revenues	€ 4,060	€ 3,884
EMEA
Disclosure of geographical areas [line items]
Revenues	2,806	2,443
Germany
Disclosure of geographical areas [line items]
Revenues	846	1,092
Finland
Disclosure of geographical areas [line items]
Revenues	657	3
Great Britain
Disclosure of geographical areas [line items]
Revenues	375	328
Switzerland
Disclosure of geographical areas [line items]
Revenues	247	69
France
Disclosure of geographical areas [line items]
Revenues	138	264
Others
Disclosure of geographical areas [line items]
Revenues	543	687
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	535	405
South Korea
Disclosure of geographical areas [line items]
Revenues	256	109
China
Disclosure of geographical areas [line items]
Revenues	232	226
India
Disclosure of geographical areas [line items]
Revenues	9	33
Others
Disclosure of geographical areas [line items]
Revenues	38	37
Americas
Disclosure of geographical areas [line items]
Revenues	719	1,036
United States
Disclosure of geographical areas [line items]
Revenues	711	926
Others
Disclosure of geographical areas [line items]
Revenues	€ 8	€ 110